Share Capital/Treasury Shares - Summary of Treasury Shares (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Treasury Shares [Line Items]
Number of treasury shares, Beginning	496,752	1,009,724	1,009,724	26,365,915	40,583,273
Treasury shares value, Beginning	$ 68	$ 1,647	$ 1,647	$ 3,252	$ 322
Unvested share options early exercised					11,918,299
Unvested share options early exercised, subscription price per share					$ 0.26
Unvested share options early exercised, value					$ 3,099
Restricted shares vested	(496,752)	(83,482)	(1,164,666)	(6,352,715)	(26,135,657)
Restricted shares vested, subscription price per share	$ 0.0001	$ 0.0003	$ 0.01	$ 0.01
Restricted shares vested, value	$ (68)	$ (21)	$ (21)	$ (64)	$ (169)
Early exercised share options vested		(429,490)	(5,991,847)	(5,926,452)
Early exercised share options vested, subscription price per share		$ 0.0036	$ 0.26	$ 0.26
Early exercised share options vested, value		$ (1,558)	$ (1,558)	$ (1,541)
Number of treasury shares, Ending	0	496,752	496,752	1,009,724	26,365,915
Treasury shares value, Beginning	$ 0	$ 68	$ 68	$ 1,647	$ 3,252
Previously stated [member]
Disclosure Of Treasury Shares [Line Items]
Number of treasury shares, Beginning	6,930,235	14,086,748	14,086,748
Treasury shares value, Beginning	$ 68	$ 1,647	$ 1,647
Number of treasury shares, Ending			6,930,235	14,086,748
Treasury shares value, Beginning			$ 68	$ 1,647
Treasury shares [member] | Top of Range [Member]
Disclosure Of Treasury Shares [Line Items]
Restricted shares vested, subscription price per share					$ 0.01
Treasury shares [member] | Bottom of Range [Member]
Disclosure Of Treasury Shares [Line Items]
Restricted shares vested, subscription price per share					$ 0.003